SCHEDULE OF GEOGRAPHIC SEGMENTS (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 11,233,710	$ 6,438,346
Property, plant and equipment	5,792,943	3,394,670
Exploration and evaluation assets	44,692,577	31,823,982
Canada [Member]
IfrsStatementLineItems [Line Items]
Current assets	6,122,644	3,198,344
Property, plant and equipment	9,438	10,714
Barbados [Member]
IfrsStatementLineItems [Line Items]
Current assets	340,360	493,552
Botswana country [member]
IfrsStatementLineItems [Line Items]
Current assets	4,770,706	2,746,450
Property, plant and equipment	5,783,505	3,383,956
Exploration and evaluation assets	$ 44,692,577	$ 31,823,982